Cromwell Sustainable Balanced Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 59.3%	Shares	Value
Broadline Retail - 3.8%
Amazon.com, Inc. (a)	2,371	$441,788

Capital Markets - 1.5%
The Charles Schwab Corp.	2,693	174,533

Chemicals - 2.4%
The Sherwin-Williams Co.	742	283,199

Construction Materials - 2.0%
Martin Marietta Materials, Inc.	421	226,603

Financial Services - 1.4%
PayPal Holdings, Inc. (a)	2,058	160,586

Health Care Providers & Services - 2.4%
AMN Healthcare Services, Inc. (a)	2,900	122,931
UnitedHealth Group, Inc.	258	150,848
		273,779

Health Care Technology - 1.3%
Veeva Systems, Inc. - Class A (a)	708	148,588

Hotels, Restaurants & Leisure - 1.2%
Expedia Group, Inc. (a)	948	140,323

Household Durables - 1.4%
DR Horton, Inc.	866	165,207

Independent Power and Renewable Electricity Producers - 3.3%
Talen Energy Corp. (a)	2,169	386,603

Insurance - 1.4%
The Progressive Corp.	621	157,585

Interactive Media & Services - 3.5%
Alphabet, Inc. - Class A	484	80,272
Meta Platforms, Inc. - Class A	562	321,711
		401,983

IT Services - 1.1%
Accenture PLC - Class A	369	130,434

Life Sciences Tools & Services - 5.5%
Danaher Corp.	1,495	415,640
IQVIA Holdings, Inc. (a)	946	224,174
		639,814

Semiconductors & Semiconductor Equipment - 7.2%
Entegris, Inc.	1,639	184,437
NVIDIA Corp.	3,030	367,963
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,627	282,561
		834,961

Software - 10.8%
Gitlab, Inc. - Class A (a)	2,848	146,786
Intuit, Inc.	329	204,309
Microsoft Corp.	1,063	457,409
Palo Alto Networks, Inc. (a)	790	270,022
Salesforce, Inc.	633	173,258
		1,251,784

Textiles, Apparel & Luxury Goods - 1.2%
NIKE, Inc. - Class B	1,531	135,340

Trading Companies & Distributors - 5.1%
AerCap Holdings NV	3,012	285,296
Ferguson Enterprises, Inc.	1,538	305,401
		590,697

Wireless Telecommunication Services - 2.8%
T-Mobile US, Inc.	1,570	323,985
TOTAL COMMON STOCKS (Cost $5,983,781)		6,867,792

U.S. TREASURY SECURITIES - 24.5%	Par	Value
United States Treasury Note/Bond
4.63%, 06/30/2026	400,000	406,195
4.25%, 03/15/2027	600,000	609,352
4.25%, 02/28/2029	750,000	770,976
4.00%, 02/15/2034	500,000	508,711
4.38%, 05/15/2034	50,000	52,379
4.25%, 02/15/2054	480,000	489,300
TOTAL U.S. TREASURY SECURITIES (Cost $2,763,138)		2,836,913

CORPORATE BONDS - 10.8%	Par	Value
Banks - 1.7%
Bank of America Corp., 3.85% to 03/08/2032 then 5 yr. CMT Rate + 2.00%, 03/08/2037	100,000	92,468
Morgan Stanley, 5.83% to 04/19/2034 then SOFR + 1.58%, 04/19/2035	50,000	53,727
PNC Financial Services Group, Inc., 5.40% to 07/23/2034 then SOFR + 1.60%, 07/23/2035	50,000	52,160
		198,355

Beverages - 0.5%
Coca-Cola Co., 5.20%, 01/14/2055	50,000	52,500

Biotechnology - 0.4%
Amgen, Inc., 4.20%, 03/01/2033	50,000	48,591

Capital Markets - 0.9%
Goldman Sachs Group, Inc., 3.81% to 04/23/2028 then 3 mo. Term SOFR + 1.42%, 04/23/2029	50,000	49,028
State Street Corp., 6.70% to 03/15/2029 then 5 yr. CMT Rate + 2.61%, Perpetual	50,000	51,895
		100,923

Commercial Services & Supplies - 0.5%
Veralto Corp., 5.45%, 09/18/2033	50,000	52,482

Computer and Computer Peripheral Equipment and Software Merchant Wholesalers - 0.4%
CDW LLC / CDW Finance Corp., 5.10%, 03/01/2030	50,000	50,718

Computers - 0.5%
Booz Allen Hamilton, Inc., 5.95%, 08/04/2033	50,000	53,430

Electronic Computer Manufacturing - 0.4%
Dell International LLC / EMC Corp., 4.90%, 10/01/2026	50,000	50,546

Electronic Equipment, Instruments & Components - 0.4%
Keysight Technologies, Inc., 3.00%, 10/30/2029	50,000	46,708

Financial Services - 0.4%
Fiserv, Inc., 3.50%, 07/01/2029	50,000	48,324

Health Care Providers & Services - 0.4%
Humana, Inc., 5.38%, 04/15/2031	50,000	51,808

Healthcare-Services - 0.2%
Elevance Health, Inc., 5.65%, 06/15/2054	20,000	21,122

Lessors of Residential Buildings and Dwellings - 0.4%
Regency Centers LP, 5.10%, 01/15/2035	50,000	50,911

Machinery - 1.3%
Flowserve Corp., 2.80%, 01/15/2032	50,000	43,336
IDEX Corp., 4.95%, 09/01/2029	50,000	51,160
Nordson Corp., 4.50%, 12/15/2029	50,000	50,219
		144,715

Real Estate Investment Trusts - 0.5%
Brixmor Operating Partnership LP, 5.75%, 02/15/2035	25,000	26,340
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/2034	20,000	20,997
Host Hotels & Resorts LP, 5.70%, 07/01/2034	10,000	10,330
		57,667

Semiconductors & Semiconductor Equipment - 0.4%
Broadcom, Inc., 5.15%, 11/15/2031	50,000	51,909

Software - 0.7%
Fiserv, Inc., 5.60%, 03/02/2033	25,000	26,493
Oracle Corp., 5.50%, 09/27/2064	50,000	49,848
		76,341

Technology Hardware, Storage & Peripherals - 0.4%
Hewlett Packard Enterprise Co., 4.55%, 10/15/2029	50,000	49,883

Trading Companies & Distributors - 0.4%
Air Lease Corp., 1.88%, 08/15/2026	50,000	47,764
TOTAL CORPORATE BONDS (Cost $1,220,288)		1,254,697

TOTAL INVESTMENTS - 94.6% (Cost $9,967,207)		10,959,402
Other Assets in Excess of Liabilities - 5.4%		622,842
TOTAL NET ASSETS - 100.0%		$11,582,244

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
CMT - Constant Maturity Treasury Rate
NV - Naamloze Vennootschap
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

(a)	Non-income producing security.

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Cromwell Sustainable Balanced Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$6,867,792	$–	$–	$6,867,792
U.S. Treasury Securities	–	2,836,913	–	2,836,913
Corporate Bonds	–	1,254,697	–	1,254,697
Total Investments	$6,867,792	$4,091,610	$–	$10,959,402

Refer to the Schedule of Investments for further disaggregation of investment categories.